SEMIANNUAL REPORT
================================================================================

                               [Graphic Omitted]

                                   California
                                    Tax-Free
                                   Income Fund

                                FEBRUARY 28, 1998


                        [Logo] JOHN HANCOCK FUNDS
                               A Global Investment Management Firm

=========================== CHAIRMAN'S MESSAGE =================================

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                                 JAMES F. CARLIN
                             WILLIAM H. CUNNINGHAM*
                                CHARLES F. FRETZ
                              HAROLD R. HISER, JR.
                                 ANNE C. HODSDON
                                CHARLES L. LADNER
                               LEO E. LINBECK, JR.
                              PATRICIA P. MCCARTER*
                              STEVEN R. PRUCHANSKY*
                               RICHARD S. SCIPIONE
                      LT. GEN. NORMAN H. SMITH, USMC (RET.)
                                 JOHN P. TOOLAN
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

DEAR FELLOW SHAREHOLDERS:

The stock market astounded many in 1997 by producing a record-breaking third straight year of 20%-plus returns. Bond investors also enjoyed the benefits of a strong economy with no inflation. After such a remarkable performance, many are wondering what the markets will do for an encore in 1998.

      Within the first two months of the year, we saw two different sides of the market. In January, the market underwent rapid mood swings and barely advanced at all. While news on the domestic inflation and economic fronts remained good, investors were still trying to determine how much of the Asian financial crisis would filter through the U.S. economy and corporate profits. Each week, it seemed, investors either had on their rose-colored glasses or had taken them off. Then in February, fears apparently dissipated, and the market rallied to new all-time highs by the month's end.

      In the face of such fluctuations, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

      We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER


[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

================================================================================

                   BY DIANNE SALES, CFA, FRANK LUCIBELLA, CFA,
                   AND BARRY EVANS, CFA, CO-PORTFOLIO MANAGERS

                  John Hancock California Tax-Free Income Fund

                          Municipal bonds perform well,
                       despite increased supply pressures

Municipal bond investors continued to reap the benefits of a healthy bond market during the last six months. Tame inflation and falling interest rates were the key market drivers, pushing bond prices up and yields down. The financial crisis in Southeast Asia also buoyed the bond market, particularly in the fourth quarter of 1997. As worries about Asia's financial woes heightened, more investors sought out a "safe haven" in U.S. bonds, particularly Treasuries.

      Municipal bonds, however, had trouble keeping up with U.S. Treasuries in the latest bond market rally because of the significant increase in new issues. In order to take advantage of lower interest rates, more local governments have been issuing new tax-exempt bonds. In fact, 1997 was the third most prolific year of new issues ever in the municipal market. This flood of new issuance in the last quarter of 1997 put pressure on the municipal market, causing muni bonds to lag Treasuries during the period.

      Even with the supply pressures, municipal bonds turned in a strong performance during the period. For the six months ended February 28, 1998, John Hancock California Tax-Free Income Fund's Class A and Class B shares returned 5.33% and 4.94%, respectively, at net asset value. Keep in mind that your net asset

"Tame inflation and falling interest rates were the key market drivers..."

[A 2 1/4" x 3 1/2" photo of fund management team. Caption reads: Fund management team memebers (l-r) Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris.]

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


"...we continued to carefully manage the portfolio's duration."

--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION

Pollution Control 2%
Transportation 11%
Water & Sewer 11%
General Obligation 2%
Correctional Facilities 5%
Education 12%
Electric Power 5%
Health 20%
Housing 6%
Other 26%

["Pie chart with the heading "Portfolio Diversification" at the top left hand column. The chart is divided into 10 sections. Going from top left to right; Other 26%; Pollution control 2%; Transportation 11%; Water and Sewer 11%; General obligation 2%; Correction facilities 5%; Education 12%; Electric Power 5%; Health 2%; Housing 6%. Footnote below states "As a percentage of net assets on February 28, 1998."]

value return will be different from this performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund's returns outpaced the average California fund's return of 4.73%, according to Lipper Analytical Services, Inc.(1) Please see pages six and seven for longer-term performance information.

Uninsured holdings buoy performance

By far, the most important trend in the municipal market continues to be the collapse of credit spreads. All that means is that the difference in yield between bonds with different credit ratings has narrowed considerably. There are a few reasons for this phenomenon. First, with far more credit upgrades than downgrades in the market, there's very little concern about credit risk -- that is, the ability of a municipality to make good on its debt. What's more, because roughly 70% of the new issues coming to market are insured, the supply of uninsured bonds with higher yields has become more scarce. At the same time, however, demand for these higher-yielding issues has remained strong. Accordingly, their prices have risen and yields have fallen -- closing the yield gap between insured and uninsured bonds.

      The Fund has benefited tremendously from this compression in credit spreads, thanks to its strong holdings in uninsured bonds. Through in-depth credit analysis, we have been able to identify uninsured bonds with not only attractive yields, but also solid fundamentals and improving credit profiles. One of our best performing issues was the San Joaquin Hills Transportation Corridor Agency. This toll-road project benefited from a refinancing that caused the bonds to be upgraded to the highest rating of AAA without being subjected to an early call or redemption from the issuer. This refinancing provided substantial benefits to the portfolio's performance.

Portfolio duration and structure

Throughout the period, we continued to carefully manage the portfolio's duration. Duration is a measure of how sensitive a fund's share price is to interest-rate changes. The shorter the duration, the less sensitive the share price is to changes in interest rates. During last summer and fall, we extended the Fund's duration, which allowed us to reap the benefits of the bond market's rally. More recently, however, we've moved to a more neutral stance, given the market's strong upward move and the uncertainty surrounding the direction of the U.S. economy.

["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is San Joaquin Transportation Corridor followed by an up arrow and the phrase "Upgrade to AAA rating". The second listing is San Bernardino Medical Centers followed by a up arrow with the phrase "Strong performance of non-callable bonds". The third listing is Housing bonds followed by a up arrow with the phrase "Prepayments hurt performance". The footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


["Bar Chart with the heading "Fund Performance" at the top of left hand column. Under the heading is the footnote: "For the six months ended February 28, 1998." The chart is scaled in increments of 1% with the 6% at the top and 0% at the bottom. The first represents the 5.33% total return for John Hancock California Tax-Free Income Fund: Class A. The second represents the 4.94% total return for John Hancock California Tax-Free Income Fund: Class B. The third represent the 4.73% total return for Average California municipal bond fund. A Footnote below reads "The returns for John Hancock California Tax-Free Income Fund are at net asset value with all distributions reinvested. The average California municipal bond fund is tracked by Lipper Analytical Services, Inc. (1) See the following two pages for historical performance information."]


      Our long-time focus on call protection has also continued. As you may remember from previous reports, call protection protects a bond from being redeemed early by its issuer for a certain period of time. Good call protection is especially important in a falling interest-rate environment. That's because if a bond gets called away -- or redeemed -- early, investors are forced to reinvest their money in bonds with lower yields. By focusing on issues with strong call protection, we've been able to maintain the Fund's competitive yields.

Outlook

Looking ahead, we're optimistic about California's economy. Because one-third of U.S. exports to Asia come from California, there is some concern that certain sectors of the state's economy will suffer from Asia's financial crisis. The flip side, however, is that other sectors of the state's economy will benefit as Asian countries export more goods to the U.S. in an attempt to export their way out of trouble. We believe that since it is so large and diverse, California's economy has significant depth to weather any temporary dislocation from the Asian crisis.

      The macro-economic environment is also favorable for municipal bonds. The Federal Reserve has been vigilant about keeping a lid on inflation, and there's no reason to believe that will change in the near future. The biggest question is whether Asia's economic turmoil will slow the U.S. economy. Until the impact becomes more clear, we are likely to see the Fed put their interest-rate policy on hold and the bond market continue to trade in a narrow range. However, we firmly believe that there's little risk of inflation. If anything, Asia's financial woes will have a moderating effect on the U.S. economy, which should help keep inflation in check. Against that backdrop, bonds should continue to perform well.

      Supply pressures in the municipal market are likely to continue through the first part of 1998, as state and local governments continue to take advantage of the low interest-rate environment. However, we view this market pressure as a great buying opportunity. With many municipal bonds now trading at attractive valuations, we're looking for opportunities to add new issues to the portfolio, especially those with strong call protection.

"...California's economy has significant depth..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock California Tax-Free Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                               SINCE
                                          ONE       FIVE     INCEPTION
                                         YEAR       YEARS   (12/29/89)
                                        ------    --------  -----------
Cumulative Total Returns                 5.17%     38.05%     79.53%
Average Annual Total Returns (1)         5.17%      6.66%      7.58%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                               SINCE
                                          ONE       FIVE     INCEPTION
                                         YEAR       YEARS   (12/31/91)
                                        ------     -------  -----------
Cumulative Total Returns                 4.29%      37.24%    49.86%
Average Annual Total Returns (1)         4.29%       6.54%     6.98%

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------

As of February 28, 1998
                                                                 SEC 30-DAY
                                                                    YIELD
                                                               --------------
John Hancock California Tax-Free Income Fund: Class A               3.96%
John Hancock California Tax-Free Income Fund: Class B               3.39%


Notes to Performance

(1) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees during the period. Without the limitation of expenses, the average annual total returns for one-year, five-year and since inception periods for Class A shares would have been 5.10%, 6.54% and 7.33%, respectively. Without the limitation of expenses, the average annual total returns for one-year, five-year and since inception periods for Class B shares would have been 4.22%, 6.42% and 6.85%, respectively.

================================================================================

             John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A shares

Line  chart  with  the  heading  California   Tax-Free  Income  Fund:  Class  A,
representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the California Tax-Free Income Fund on December 29, 1989, before sales charge, and is equal to $18,992 as of February 28, 1998. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $18,869 as of February 28, 1998. The third line represents the California Tax-Free Income Fund after sales charge and is equal to $18,138 as of February 28, 1998.

California Tax-Free Income Fund
Class B shares*

Line  chart  with  the  heading  California   Tax-Free  Income  Fund:  Class  B,
representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $15,683 as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the California Tax-Free Income Fund on December 31, 1991, before contingent deferred sales charge, and is equal to $15,683 as of February 28, 1998.
--------------------------------------------------------------------------------

* No contingent sales charge applicable.

========================== FINANCIAL STATEMENTS ================================

              John Hancock Funds - California Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $351,275,659) ............   $389,304,061
   Options (cost - $3,940) .....................................          3,438
                                                                  -------------
                                                                    389,307,499
  Cash .........................................................      5,682,838
  Receivable for investments sold ..............................      3,352,544
  Receivable for shares sold ...................................        322,295
  Interest receivable ..........................................      5,477,794
  Receivable for variation margin - Note A .....................         16,875
  Other assets .................................................         66,829
                                                                  -------------
                    Total Assets ...............................    404,226,674
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ............................     10,792,694
  Payable for shares repurchased ...............................        342,878
  Dividend payable .............................................         82,366
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .....................................        230,016
  Accounts payable and accrued expenses ........................         31,865
                                                                  -------------
                    Total Liabilities ..........................     11,479,819
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ..............................................    366,102,813
  Accumulated net realized loss on investments and
   financial futures contracts .................................    (11,274,413)
  Net unrealized appreciation of investments and
   financial futures contracts .................................     37,962,103
  Distributions in excess of net investment income .............        (43,648)
                                                                  -------------
                    Net Assets .................................   $392,746,855
                    ============================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
   interest outstanding - unlimited number of shares
   authorized with no par value)
  Class A - $299,042,045/27,033,670 ............................          $11.06
 ===============================================================================
  Class B - $93,704,810/8,470,999 ..............................          $11.06
 ===============================================================================

Maximum Offering Price Per Share*
  Class A - ($11.06 x 104.71%) .................................          $11.58
 ===============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest...............................             $11,198,444
                                                      -----------
  Expenses:
   Investment management fee - Note B....               1,055,205
   Distribution and service fee - Note B
     Class A.............................                 219,272
     Class B.............................                 411,067
   Transfer agent fee - Note B...........                 108,807
   Custodian fee.........................                  45,461
   Financial services fee - Note B.......                  33,901
   Auditing fee..........................                  18,100
   Trustees' fees........................                  13,612
   Registration and filing fees..........                  10,675
   Printing..............................                   8,343
   Miscellaneous.........................                   4,235
   Legal fees............................                   1,439
   Less Management Fee Reduction - Note B                (117,017)
                                                       ----------
                    Total Expenses.......               1,813,100
                    ---------------------------------------------
                    Less Expense Reductions -
                    Note B...............                 (31,629)
                    ---------------------------------------------
                    Net Expenses.........               1,781,471
                    ---------------------------------------------
                    Net Investment Income               9,416,973
                    ---------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized gain on investments sold..                 326,170
  Net realized gain on financial futures contracts        364,037
  Change in net unrealized appreciation/depreciation
   of investments........................               9,708,801
  Change in net unrealized appreciation/depreciation
   of financial futures contracts........                 (71,875)
                                                       ----------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts        10,327,133
                    ---------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations         $19,744,106
                    =============================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

              John Hancock Funds - California Tax-Free Income Fund

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           SIX MONTHS ENDED
                                                                                            YEAR ENDED     FEBRUARY 28, 1998
                                                                                          AUGUST 31, 1997    (UNAUDITED)
                                                                                          ---------------  -----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income................................................................    $19,887,736       $9,416,973
  Net realized gain (loss) on investments sold and financial futures contracts.........     (3,659,073)         690,207
  Change in net unrealized appreciation of investments and financial futures contracts.     18,509,516        9,636,926
                                                                                           -----------      -----------

     Net Increase in Net Assets Resulting from Operations..............................     34,738,179       19,744,106
                                                                                           -----------      -----------

Distributions to Shareholders:
  Distributions from net investment income
   Class A - ($0.5718 and $0.2787 per share, respectively).............................    (15,922,912)      (7,496,521)
   Class B - ($0.4909 and $0.2379 per share, respectively).............................     (3,998,280)      (1,999,103)
                                                                                           -----------      -----------
     Total Distributions to Shareholders...............................................    (19,921,192)      (9,495,624)
                                                                                           -----------      -----------
From Fund Share Transactions - Net:*...................................................     (8,482,019)       1,838,185
                                                                                           -----------      -----------
Net Assets:
  Beginning of period..................................................................    374,325,220      380,660,188
                                                                                           -----------      -----------
  End of period (including undistributed net investment income of $35,003 and
   distributions in excess of net investment income of $43,648, respectively)..........   $380,660,188     $392,746,855
                                                                                          ============     ============

* Analysis of Fund Share Transactions:

                                                                                                          SIX MONTHS ENDED
                                                                               YEAR ENDED                FEBRUARY 28, 1998
                                                                             AUGUST 31, 1997                  (UNAUDITED)
                                                                      ------------  -------------   --------------   ------------
                                                                          SHARES        AMOUNT           SHARES         AMOUNT
                                                                       ----------    -----------     -------------   ------------
CLASS A
   Shares sold ..................................................      15,577,087    $163,663,688        1,052,675    $11,596,905
   Shares issued to shareholders in reinvestment of distributions         667,751       7,067,034          306,848      3,369,127
                                                                      -----------   -------------    -------------   ------------
                                                                       16,244,838     170,730,722        1,359,523     14,966,032
   Less shares repurchased ......................................     (17,309,091)   (182,073,253)      (1,360,221)   (14,898,460)
                                                                      -----------   -------------    -------------   ------------
   Net increase (decrease) ......................................      (1,064,253)   ($11,342,531)            (698)       $67,572
                                                                      ===========   =============    =============   =============
CLASS B
   Shares sold ..................................................       1,334,549     $14,107,925          870,948     $9,550,651
   Shares issued to shareholders in reinvestment of distributions         179,889       1,903,812           82,983        911,261
                                                                      -----------   -------------    -------------   ------------
                                                                        1,514,438      16,011,737          953,931     10,461,912
   Less shares repurchased ......................................      (1,243,410)    (13,151,225)        (792,247)    (8,691,299)
                                                                      -----------   -------------    -------------   ------------
   Net increase .................................................         271,028      $2,860,512          161,684     $1,770,613
                                                                      ===========   =============    =============   =============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

Financial Highlights
Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------


                                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------
                                                                          1992        1993     1994(1)        1995
                                                                      ----------  ----------  ---------  ------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ............................   $  10.32    $   10.41   $ 10.85    $    9.28
                                                                      --------    ---------   -------    ---------

  Net Investment Income ...........................................       0.66(2)      0.62      0.58         0.57(2)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts ....................       0.25         0.76     (1.57)        1.41
                                                                      --------    ---------   -------    ---------
   Total from Investment Operations ...............................       0.91         1.38     (0.99)        1.98
                                                                      --------    ---------   -------    ---------
  Less Distributions:
  Dividends from Net Investment Income ............................      (0.67)       (0.62)    (0.58)       (0.57)
  Distributions from Net Realized Gains on
   Investments Sold and Financial Futures Contracts ...............      (0.15)       (0.32)     --           --
                                                                      --------    ---------   -------    ---------
   Total Distributions ............................................      (0.82)       (0.94)    (0.58)       (0.57)
                                                                      --------    ---------   -------    ---------
  Net Asset Value, End of Period ..................................   $  10.41    $   10.85   $  9.28    $   10.69
                                                                      ========    =========   =======    =========

  Total Investment Return at Net Asset Value (3) ..................       9.15%       13.60%    (9.31%)      21.88%
  Total Adjusted Investment Return at Net Asset Value (3,4) .......       8.90%       13.42%    (9.45%)      21.73%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ........................   $217,014    $ 279,692  $241,583    $ 309,305
  Ratio of Expenses to Average Net Assets .........................       0.58%        0.69%     0.75%        0.75%
  Ratio of Adjusted Expenses to Average Net Assets (5) ............       0.83%        0.87%     0.89%        0.90%
  Ratio of Net Investment Income to Average Net Assets ............       6.36%        5.69%     5.85%        5.76%
  Ratio of Adjusted Net Investment Income to Average Net Assets (5)       6.11%        5.51%     5.71%        5.61%
  Portfolio Turnover Rate .........................................         34%          51%       62%          37%(6)
  Fee Reduction per Share .........................................   $   0.03(2) $    0.02   $  0.01    $    0.01(2)

                                                                    PERIOD FROM                           SIX MONTHS ENDED
                                                                    JANUARY 1, 1996 TO     YEAR ENDED     FEBRUARY 28, 1998
                                                                    AUGUST 31, 1996(9)   AUGUST 31, 1997    (UNAUDITED)
                                                                   -------------------  ----------------  ---------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ............................ $  10.69             $   10.36        $  10.77
                                                                    --------             ---------        --------

  Net Investment Income ...........................................     0.39(2)               0.57(2)         0.28(2)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts ....................    (0.33)                 0.41            0.29
                                                                    --------             ---------        --------
   Total from Investment Operations ...............................     0.06                  0.98            0.57
                                                                    --------             ---------        --------
  Less Distributions:
  Dividends from Net Investment Income ............................    (0.39)                (0.57)          (0.28)
  Distributions from Net Realized Gains on
   Investments Sold and Financial Futures Contracts ...............       --                    --              --
                                                                    --------             ---------        --------
   Total Distributions ............................................    (0.39)                (0.57)          (0.28)
                                                                    --------             ---------        --------
  Net Asset Value, End of Period .................................. $  10.36             $   10.77        $  11.06
                                                                    ========             =========        ========

  Total Investment Return at Net Asset Value (3) ..................     0.61%(7)              9.71%           5.33%(7)
  Total Adjusted Investment Return at Net Asset Value (3,4) .......     0.55%(7)              9.64%           5.29%(7)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ........................ $291,072             $ 291,167        $299,042
  Ratio of Expenses to Average Net Assets .........................     0.76%(8,10)           0.75%           0.76%(8,10)
  Ratio of Adjusted Expenses to Average Net Assets (5) ............     0.84%(8)              0.82%           0.82%(8)
  Ratio of Net Investment Income to Average Net Assets ............     5.57%(8)              5.42%           5.09%(8)
  Ratio of Adjusted Net Investment Income to Average Net Assets (5)     5.48%(8)              5.35%           5.02%(8)
  Portfolio Turnover Rate .........................................       30%                   15%              5%
  Fee Reduction per Share ......................................... $   0.01(2)          $     0.01(2)    $   0.00(2,11)

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

Financial Highlights (continued)
---------------------------------------------------------------------------------------------------


                                                            YEAR ENDED DECEMBER 31,
                                                        -------------------------------------------
                                                            1992        1993      1994(1)    1995
                                                        -----------  --------- --------- ----------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............   $  10.32     $ 10.41  $  10.85   $   9.28
                                                         --------     -------  --------   --------

  Net Investment Income ..............................       0.58(2)     0.54      0.51       0.50(2)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts .......       0.25        0.76     (1.57)      1.40
                                                         --------     -------  --------   --------
   Total from Investment Operations ..................       0.83        1.30     (1.06)      1.90
                                                         --------     -------  --------   --------
  Less Distributions:
  Dividends from Net Investment Income ...............      (0.59)      (0.54)    (0.51)     (0.50)
  Distributions from Net Realized Gains on
   Investments Sold and Financial Futures Contracts ..      (0.15)      (0.32)       --         --
                                                         --------     -------  --------   --------
   Total Distributions ...............................      (0.74)      (0.86)    (0.51)     (0.50)
                                                         --------     -------  --------   --------
  Net Asset Value, End of Period .....................   $  10.41     $ 10.85  $   9.28   $  10.68
                                                         ========     =======  ========   ========

  Total Investment Return at Net Asset Value (3) .....       8.35%      12.76%    (9.99%)    20.87%
  Total Adjusted Investment Return at Net Asset
   Value (3,4) .......................................       8.10%      12.58%   (10.13%)    20.72%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ...........   $ 26,595     $65,437  $ 77,365   $ 84,673
  Ratio of Expenses to Average Net Assets ............       1.35%       1.44%     1.50%      1.50%
  Ratio of Adjusted Expenses to Average Net Assets (5)       1.60%       1.62%     1.64%      1.65%
  Ratio of Net Investment Income to Average Net Assets       5.43%       4.82%     5.10%      4.97%
  Ratio of Adjusted Net Investment Income to Average
   Net Assets (5) ....................................       5.18%       4.64%     4.96%      4.82%
  Portfolio Turnover Rate ............................         34%         51%       62%        37%(6)
  Fee Reduction per Share ............................   $   0.03(2)  $  0.02  $   0.01   $   0.01(2)


                                                                 PERIOD FROM                           SIX MONTHS ENDED
                                                              JANUARY 1, 1996 TO      YEAR ENDED       FEBRUARY 28, 1998
                                                              AUGUST 31, 1996(9)    AUGUST 31, 1997       (UNAUDITED)
                                                              ------------------   ----------------   -----------------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............            $ 10.68             $ 10.36            $  10.77
                                                                  -------             -------            --------

  Net Investment Income ..............................               0.33(2)             0.49(2)             0.24(2)
  Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures Contracts .......              (0.31)               0.41                0.29
                                                                  -------             -------            --------
   Total from Investment Operations ..................               0.02                0.90                0.53
                                                                  -------             -------            --------
  Less Distributions:
  Dividends from Net Investment Income ...............              (0.34)              (0.49)              (0.24)
  Distributions from Net Realized Gains on
   Investments Sold and Financial Futures Contracts ..                 --                  --                  --
                                                                  -------             -------            --------
   Total Distributions ...............................              (0.34)              (0.49)              (0.24)
                                                                  -------             -------            --------
  Net Asset Value, End of Period .....................            $ 10.36             $ 10.77            $  11.06
                                                                  ========            =======            ========

  Total Investment Return at Net Asset Value (3) .....               0.20%(7)            8.88%               4.94%(7)
  Total Adjusted Investment Return at Net Asset
   Value (3,4) .......................................               0.14%(7)            8.81%               4.90%(7)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ...........            $83,253             $89,493            $ 93,705
  Ratio of Expenses to Average Net Assets ............               1.52%(8,10)         1.50%               1.51%(8,10)
  Ratio of Adjusted Expenses to Average Net Assets (5)               1.59%(8)            1.57%               1.57%(8)
  Ratio of Net Investment Income to Average Net Assets               4.81%(8)            4.66%               4.34%(8)
  Ratio of Adjusted Net Investment Income to Average
   Net Assets (5) ....................................               4.72%(8)            4.59%               4.27%(8)
  Portfolio Turnover Rate ............................                 30%                 15%                  5%
  Fee Reduction per Share ............................            $  0.01(2)          $  0.01(2)         $   0.00(2,11)

 (1) On December 22, 1994, John Hancock Advisers, Inc., became the investment adviser of the Fund.
 (2) Based on the average of the shares outstanding at the end of each month.
 (3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
 (5) Unreimbursed, without fee reduction.
 (6) Portfolio turnover excludes merger activity.
 (7) Not annualized.
 (8) Annualized.
 (9) Effective August 31, 1996, the fiscal period changed from December 31 to August 31.
(10) For the period ended August 31, 1996 and six months ended February 28, 1998, the Ratio of Expenses to Average Net Assets for the Fund excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.75% for Class A and 1.50% for Class B.
(11) Fee reduction per share is less than $0.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

              John Hancock Funds - California Tax-Free Income Fund

Schedule of Investments
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by California Tax-Free Income Fund on February 28, 1998. It has two main categories: tax-exempt long-term bonds and options. The tax-exempt long-term bonds are broken down by state. Under each state is a list of the securities owned by the Fund.

                                                                                    PAR VALUE              YIELD
                                                        INTEREST  MATURITY  CREDIT   (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                               RATE      DATE     RATING* OMITTED)   VALUE      MARKET +
--------------------------                              --------  --------  ------- --------  --------   ---------
TAX-EXEMPT LONG-TERM BONDS
California (93.39%)
  ABAG Finance Auth for Nonprofit Corps,
   Cert of Part Nat'l Ctr for Int'l Schools Proj .       7.375%  05-01-18     BB+  $4,300   $4,517,881      7.02%
   Cert of Part Peninsula Family YMCA Ser A ......       6.800   10-01-11     A1    1,000    1,065,350      6.38
  Alamedia, County of,
   Cert of Part 1992 Cap Proj ....................       6.750   06-01-16     A       500      560,740      6.02
  Anaheim Public Financing Auth,
   Sub Lease Rev 1997 Cap Apprec Ser C Anaheim Pub
   Imp Proj ......................................       Zero    09-01-18     AAA   3,000    1,038,390      5.24
  Anaheim, City of,
   Ref Cert of Part Reg RITES Convention Center ..       8.660#  07-16-23     AAA   2,000    2,335,000      7.42
  Arcadia, County of,
   Hosp Rev Methodist Hosp of Southern California        6.625   11-15-22     A     1,205    1,316,535      6.06
  Avalon Community Improvement Agency,
   Tax Alloc Community Imp Proj Ser B ............       6.400   08-01-22     A-    1,895    2,017,114      6.01
  Bakersfield Central District Development Agency,
   Tax Alloc Ref Downtown Bakersfield Redevel Proj       6.625   04-01-15     BBB+  4,000    4,521,040      5.86
  Bakersfield Memorial Hospital,
   Hosp Rev Ser A ................................       6.500   01-01-22     A-    2,000    2,116,460      6.14
  Beaumont Unified School District,
   Cert of Part Cap Imp Proj .....................       7.700   01-01-21     BBB+  1,000    1,115,190      6.90
  Beverly Hills Public Financing Auth,
   Lease Rev INFLOS ..............................       7.320#  06-01-15     AAA   2,500    2,715,625      6.74
  Brentwood Redevelopment Agency,
   Tax Alloc Brentwood Redevel Proj Ser A ........       7.700   11-01-08     BBB     135      142,887      7.27
  Burbank Redevelopment Agency,
   Tax Alloc Golden State Redevel Proj Ser A .....       6.000   12-01-23     A-    2,750    2,876,252      5.74
  California Educational Facilities Auth,
   Rev 1993 Ser B Pooled College & Univ Proj .....       6.125   06-01-09     Baa3  1,000    1,065,370      5.75
  California Health Facilities Financing Auth,
   Hosp Rev 1991 Ser A San Diego Hosp Assoc ......       6.950   10-01-21     A       250      272,360      6.38
   Ins Hosp Rev Ser 1990 Children's Hosp San Diego       6.500   07-01-20     AAA     500      539,250      6.03
   Ins Rev Ref Ser A Catholic Healthcare West
    Obligated Group ..............................       5.750   07-01-15     AAA   2,000    2,133,820      5.39
   Ins Rev Ser A San Diego Christian Foundation ..       6.250   07-01-12     A+    1,135    1,217,696      5.83
   Ins Rev Ser B Hlth Facil Small Facil ..........       7.500   04-01-22     A+    2,000    2,359,180      6.36
   Rev 1990 Ser A Kaiser Permanente ..............       7.000   12-01-10     A+      600      651,552      6.45
   Rev Ser 1994A Scripps Research Institute ......       6.300   07-01-09     A2      500      549,990      5.73
   Sec Rev 1991 Ser Hosp of the Good Samaritan ...       7.000   09-01-21     BBB+  2,250    2,426,940      6.49


                     SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                        PAR VALUE              YIELD
                                                            INTEREST  MATURITY  CREDIT   (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                                   RATE      DATE     RATING* OMITTED)   VALUE      MARKET +
--------------------------                                  --------  --------  ------- --------  --------   ---------
California (continued)
  California Housing Finance Agency,
   Home Mtg Rev 1988 Ser B ...............................   8.600%  08-01-19     AA-    $   35   $   36,055    8.35%
   Home Mtg Rev 1988 Ser D ...............................   8.000   08-01-19     AA-        65       67,035    7.76
   Home Mtg Rev 1989 Ser A ...............................   7.625   08-01-09     AA-        15       15,493    7.38
   Home Mtg Rev 1989 Ser B ...............................   8.000   08-01-29     AA-        65       67,665    7.68
   Home Mtg Rev 1989 Ser D ...............................   7.500   08-01-29     AA-       105      109,151    7.21
   Home Mtg Rev 1990 Ser D ...............................    Zero   08-01-20     AA-     7,385    1,328,266    7.80
   Home Mtg Rev 1991 Ser A ...............................   7.375   08-01-17     AA-       380      401,782    6.98
   Home Mtg Rev 1991 Ser C ...............................   7.450   08-01-11     AA-        15       15,280    7.31
   Home Mtg Rev 1994 Ser C ...............................   6.650   08-01-14     AA-     1,000    1,064,200    6.25
   Home Mtg Rev 1994 Ser G ...............................   7.250   08-01-17     AA-     3,500    3,782,065    6.71
   Hsg Rev 1991 Ser E ....................................   7.000   08-01-26     AAA       525      554,636    6.63
  California Pollution Control Financing Auth,
   Poll Control Rev 1991 Ser Southern Calif Edison Co ....   6.900   12-01-17     A+        500      543,750    6.34
   Poll Control Rev 1992 Ser A Pacific Gas & Elec Co .....   6.625   06-01-09     AA-       500      545,605    6.07
   Poll Control Rev 1997 Ser A Laidlaw Environmental Proj    6.700   07-01-07     BBB-    2,000    2,102,040    6.37
   Solid Waste Disposal Rev Keller Canyon Landfill Co Proj   6.875   11-01-27     A       2,000    2,213,680    6.21
  California Rural Home Mortgage Finance Auth,
   Single Family Mtg Rev Ser A Mtg Backed Sec's Prog .....   7.550   11-01-26     AAA       800      921,208    6.56
   Single Family Mtg Rev Ser A Mtg Backed Sec's Prog
     Step Coupon .........................................   7.750#  05-01-27     AAA       805      927,070    6.73
  California State Department of Veteran Affairs,
   Home Purchase Rev Ref Ser A** .........................   5.450   12-01-19     AAA     3,000    3,017,850    5.42
  California State Department of Water Resources,
   Wtr Sys Rev Ser T Central Valley Proj .................   5.000   12-01-11     AA      2,500    2,573,600    4.86
  California State Public Works Board,
   Lease Rev 1992 Ser A The Trustees of the Calif State
     Univ Various Univ Projs .............................   6.700   10-01-17     AAA     1,500    1,694,730    5.93
   Lease Rev 1994 Ser A Dept of Corrections
     Calif State Prison Monterey County (Soledad II) .....   6.875   11-01-14     A         500      586,640    5.86
   Lease Rev 1996 Ser A Dept of Corrections ..............   5.500   01-01-15     AAA     5,145    5,412,180    5.23
   Lease Rev Ref 1993 Ser A Depart of Corrections
     Various State Prisons ...............................   5.000   12-01-19     AAA     5,000    4,986,450    5.01
   Lease Rev Ref Ser A Various Univ Proj .................   5.500   06-01-21     A+      1,250    1,274,600    5.39
   Lease Rev Ser A Dept of Corrections ...................   5.250   01-01-21     AAA     4,500    4,505,400    5.24
   Lease Rev Ser A Various Community College Proj ........   5.625   12-01-18     A       3,700    3,820,509    5.45
  California Statewide Communities Development Auth,
   Ins Cert of Part United Western Medical Centers .....     6.750   12-01-21     A+      7,500    8,350,575    6.06
   Ins Rev Cert of Part Hlth Facil Aids Proj Los Angeles     6.200   08-01-12     A+      1,250    1,329,987    5.83
   Ins Rev Cert of Part Hlth Facil Aids Proj Los Angeles     6.250   08-01-22     A+      2,590    2,754,413    5.88
   Ins Rev Cert of Part Hlth Facil Eskaton Properties ..     6.700   05-01-11     A+      1,250    1,355,862    6.18
   Ins Rev Cert of Part Statewide Univ Northridge Proj .     6.000   04-01-26     AAA     1,620    1,742,018    5.58
   Ins Rev Ref Cert of Part Triad Healthcare Hosp ......     6.500   08-01-22     A+     13,000   13,974,350    6.05
  Campbell, City of,
   1991 Cert of Part Civic Center Proj .................     6.750   10-01-17     A         155      172,318    6.07
   1991 Cert of Part Civic Center Proj .................     6.750   10-01-17     A       1,565    1,736,508    6.08

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                        PAR VALUE              YIELD
                                                            INTEREST  MATURITY  CREDIT   (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                                   RATE      DATE     RATING* OMITTED)   VALUE      MARKET +
--------------------------                                  --------  --------  ------- --------  --------   ---------

California (continued)
  Capistrano Unified School District,
   Spec Tax of Community Facil Dist 87-1 ...............       7.500%  09-01-07     Aaa    $ 3,500   $ 3,760,470   6.98%
   Spec Tax of Community Facil Dist 87-1 ...............       8.375   10-01-20     Aaa      3,000     3,391,890   7.41
   Spec Tax of Community Facil Dist 92-1 ...............       7.000   09-01-18     BBB-     1,500     1,609,425   6.52
   Spec Tax of Community Facil Dist 92-1 ...............       7.100   09-01-21     BBB-     2,250     2,478,937   6.44
  Carson Redevelopment Agency,
   Tax Alloc Ser 1992 Area No 1 Redevel Proj ...........       6.375   10-01-12     BBB+       500       532,665   5.98
  Castaic Lake Water Agency,
   Cert of Part Ser 1990 Wtr Sys Imp Proj ..............       7.350   08-01-20     Aaa        200       220,058   6.68
  Center Unified School District,
   GO Cap Apprec Ser C .................................        Zero   09-01-16     AAA      2,145       836,850   5.15
  Central Coast Water Auth,
   Rev State Wtr Proj Regional Facil Ser 1992  .........       6.600   10-01-22     AAA      3,700     4,164,942   5.86
  Central Valley Financing Auth,
   Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 ..       6.100   07-01-13     BBB-     3,300     3,499,782   5.75
   Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 ..       6.200   07-01-20     BBB-     1,000     1,060,320   5.85
  Clearlake Redevelopment Agency,
   Tax Alloc Highlands Park Community Devel Proj .......       6.400   10-01-23     BBB        500       527,280   6.07
  Costa Mesa Public Financing Auth,
   1991 Local Agency Rev Ser A .........................       7.100   08-01-21     BBB        220       230,501   6.78
  Covina Hospital,
   Rev Cert of Part Intercommunity Hlth Serv Inc .......       7.000   03-01-17     BBB+       925       935,730   6.92
  Cucamonga School District,
   Cert of Part ........................................       7.600   12-01-15     Baa      1,000     1,085,200   7.00
  Davis Redevelopment Agency,
   Tax Alloc Ref Davis Redevel Proj ....................       7.000   09-01-24     AAA      5,115     5,829,207   6.14
  Del Mar Race Track Auth,
   Rev Ref Ser 1996 ....................................       6.000   08-15-06     BBB      2,240     2,424,688   5.54
   Rev Ref Ser 1996 ....................................       6.200   08-15-11     BBB      1,865     2,030,295   5.70
  Delano, City of,
   Cert of Part ........................................       7.000   04-01-10     BBB+     2,000     2,107,580   6.64
  Delta Counties Home Mortgage Finance Auth,
  Single Family Rev Ref Mtg Backed Secs Ser A** ........       5.350   06-01-24     AAA      2,000     1,997,020   5.36
  Desert Hospital District,
   Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj .      8.000   07-01-10     AAA        300       333,621   7.19
  Duarte, City of,
   Cert of Part City of Hope National Medical Center Proj      6.250   04-01-23     Baa1    14,000    14,874,860   5.88
  Elk Grove Unified School District,
   Spec Tax of Community Facil Dist 1 ...................      7.120   12-01-24     AAA      1,000     1,172,390   6.08
  Encinitas Public Finance Auth,
   Cert of Part Ser A Civic Center Proj .................      6.750   12-01-11     A-       1,300     1,447,433   6.06
  Fairfield Public Financing Auth,
   1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj ..      6.500   08-01-21     A-       1,085     1,172,484   6.02
  Fontana Public Financing Auth,
   Tax Alloc Rev 1990 Ser A North Fontana Redevel Proj ..      7.250   09-01-20     BBB        325       343,135   6.87
   Tax Alloc Rev Sub Lien 1991 Ser A North Fontana
    Redevel Proj ........................................      7.750   12-01-20     AA         195       223,493   6.76


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                             PAR VALUE              YIELD
                                                               INTEREST  MATURITY    CREDIT   (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                                      RATE      DATE       RATING* OMITTED)   VALUE      MARKET +
--------------------------                                     --------  --------    ------- --------  --------   ---------
California (continued)
    Foothill-Eastern Transportation Corridor Agency,
   Toll Rd Rev Fixed Rate Current Int Ser 1995A ............     6.500%  01-01-32     BBB-   $1,665   $ 1,818,663      5.95%
   Toll Rd Rev Fixed Rate Current Int Ser 1995A ............     6.000   01-01-34     BBB-   14,775    15,571,225      5.69
  Fresno Joint Powers Financing Auth,
   Rev Ser A ...............................................     6.550   09-02-12     BBB     2,000     2,175,020      6.02
  Fresno, City of,
   Hlth Facil Rev Ser 1991 Saint Agnes Medical Center ......     6.625   06-01-21     AA        250       273,485      6.06
  Industry Urban-Development Agency,
   Tax Alloc Ref Trans Dist Proj 3 .........................     6.900   11-01-16     A-      1,020     1,114,911      6.31
  Inglewood, City of,
   Cert of Part Civic Center Imp Proj ......................     7.000   08-01-19     BBB-    1,000     1,080,110      6.48
  Irvine, City of,
   Imp Board Act of 1915 Assessment Dist 95-12 Ser B .......     6.550   09-02-21     BB+     1,000     1,065,020      6.15
  Irwindale Community Redevelopment Agency,
   Sub Lien Tax Alloc Industrial Devel Proj ................     7.050   06-01-26     BBB     2,750     3,059,100      6.34
  Lincoln Redevelopment Agency,
   Tax Alloc Lincoln Redevel Proj ..........................     7.650   08-01-17     BBB+      805       911,711      6.75
  Long Beach Harbor,
   Rev Ref Ser A ...........................................     6.000   05-15-18     AAA     2,660     2,959,569      5.39
  Los Alamitos Unified School District,
   Spec Tax of Community Facil Dist 90-1 ...................     7.150   08-15-21     Baa1    6,005     6,712,089      6.40
  Los Angeles Community Facilities District,
   Spec Tax No 3 Cascades Business Park Proj ...............     6.400   09-01-22     BB+     1,000     1,025,380      6.24
  Los Angeles Community Redevelopment Financing Auth,
   Rev MultiFamily Ser A Grand Central Square ..............     5.850   12-01-26     BB      2,000     1,975,120      5.92
  Los Angeles Department of Airports,
   Airport Rev AMT Ser A Ontario International Airport Proj      6.000   05-15-26     AAA     2,000     2,149,140      5.58
  Los Angeles Department of Water and Power,
   Elec Plant Rev Ref 2nd Iss of 1993 ......................     5.400   11-15-12     A+      1,000     1,034,850      5.22
  Los Angeles Public Works Financing Auth,
   Rev Regional Park & Open Space Dist A ...................     6.000   10-01-15     AA      3,750     4,199,062      5.36
  Los Angeles, County of,
   Cert of Part Disney Parking Proj ........................     6.500   03-01-23     BBB     2,000     2,143,400      6.07
   Cert of Part Reg Linked SAVRS & RIBS-Ref Proj ...........     6.708#  06-01-15     BBB     1,200     1,317,744      6.11
   Rev Ser B AMT Harbor Proj ...............................     6.000   08-01-15     AA      2,000     2,173,740      5.52
  Metropolitan Water District,
   Wtr Rev Iss of 1991 .....................................     6.625   07-01-12     AA        750       825,637      6.02
   Wtr Rev Iss of 1992 .....................................     5.000   07-01-20     AA      7,500     7,283,325      5.15
  Millbrae, City of,
   Residential Facil Rev Ser 1997A Magnolia of Millbrae Proj     7.375   09-01-27     BB      1,000     1,031,330      7.15
  Mountain View Capital Improvements Financing Auth,
   1992 Rev City Hall/Community Theatre Complex & Shoreline
     Regional Park Comm Tax Alloc Refin ....................     6.500   08-01-16     AAA       600       652,200      5.98
  Newport-Mesa Unified School District,
   Community Facil Dist 90-1 Spec Tax Ser 1996 .............     6.750   09-01-21     BBB-    3,000     3,092,460      6.55


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                             PAR VALUE               YIELD
                                                                INTEREST  MATURITY  CREDIT     (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                                       RATE      DATE     RATING*   OMITTED)   VALUE      MARKET +
--------------------------                                      --------  --------  -------   --------  --------   ---------
California (continued)
  Northern California Transmission Agency,
   Rev 1990 Ser A Calif-Oregon Transm Proj ..............        7.000%   05-01-13     AAA       $100    $  123,882    5.65%
   Rev 1992 Ser A Calif-Oregon Transm Proj ..............        6.500    05-01-16     AAA      1,000     1,096,350    5.93
  Oakland, Port of,
   Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj        6.800    01-01-19     A-         500       536,685    6.34
  Oceanside, City of,
   Ref Cert of Part Ser A ...............................        6.375    04-01-12     A        3,000     3,254,010    5.88
  Orange County Development Agency,
   Tax Alloc Santa Ana Heights Proj .....................        6.125    09-01-23     BBB      5,000     5,268,650    5.81
  Orange Cove Irrigation District,
   Cert of Part Rehab Proj ..............................        7.250    02-01-12     BBB      2,000     2,213,040    6.55
   Cert of Part Rehab Proj ..............................        7.000    02-01-15     BBB      2,500     2,749,200    6.37
  Orange, County of,
   1996 Ser A Recovery Cert of Part .....................        5.800    07-01-16     AAA      2,000     2,147,240    5.40
   Cert of Part Civic Center Exp Proj ...................        6.700    08-01-18     AAA      1,000     1,106,170    6.06
   Ser A of 1990 Spec Tax of Community Facil Dist 87-3
     Mission Viego ......................................        7.800    08-15-15     AA         350       388,426    7.03
   Ser A of 1992 Spec Tax of Community Facil Dist 88-1
     Aliso Viego ........................................        7.350    08-15-18     AAA      1,000     1,152,530    6.38
  Pasadena, City of,
   1993 Ref Cert of Part Old Pasadena Parking Facil Proj         6.250    01-01-18     A+       1,205     1,373,326    5.48
  Pittsburg Redevelopment Agency,
   Spec Tax of Community Facil Dist 90-1 California Ave .        7.400    08-15-20     BBB      3,040     3,422,310    6.57
  Rancho Mirage, City of, Joint Powers Financing Auth,
   Cert of Part Eisenhower Memorial Hosp ................        7.000    03-01-22     A2       4,500     5,059,980    6.23
   Civic Center Rev Ref Ser 1991A .......................        7.500    04-01-17     BBB        195       217,998    6.71
   Civic Center Rev Ref Ser 1991A .......................        7.500    04-01-17     BBB         55        60,086    6.87
  Redondo Beach Public Financing Auth,
   Rev South Bay Center Redevel Proj ....................        7.000    07-01-16     BBB+       950     1,056,999    6.29
  Richmond, County of,
   Imp Bd Act of 1915 Ref Reassessment District No 855 ..        6.600    09-02-19     BBB-     3,000     3,104,460    6.38
  Richmond Joint Powers Financing Auth,
   Rev Ser A ............................................        7.700    10-01-10     BBB-     1,645     1,827,069    6.93
  Riverside County Asset Leasing Corp,
   Leasehold Rev 1993 Ser A Riverside County Hosp Proj ..        6.500    06-01-12     A        1,000     1,153,780    5.63
  Sacramento Power Auth,
   Cogeneration Proj Rev Light & Pwr Imp ................        6.000    07-01-22     BBB-    12,000    12,730,080    5.66
  Sacramento Unified School District,
   Spec Tax of Community Facil Dist 1 Ser B .............        7.300    09-01-13     Baa        760       876,979    6.33
  Saddleback Valley Unified School District,
   Spec Tax of Community Facil Dist 89-3 Ser A ..........        7.750    09-01-16     AA       3,200     3,445,344    7.20
  San Bernardino, County of,
   Cert of Part Ser 1994 Medical Center Fin Proj ........        5.500    08-01-17     A-       3,750     3,881,738    5.31
   Cert of Part Ser 1994 Medical Center Fin Proj ........        5.500    08-01-17     AAA      5,000     5,295,400    5.19
   Cert of Part Ser A Medical Center Fin Proj ...........        5.500    08-01-15     AAA      5,875     6,160,995    5.24
   Cert of Part Ser B Cap Facil Proj ....................        6.875    08-01-24     AAA        350       443,881    5.42

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                          PAR VALUE              YIELD
                                                             INTEREST  MATURITY  CREDIT     (000s     MARKET      AT
STATE, ISSUER, DESCRIPTION                                    RATE      DATE     RATING*   OMITTED)   VALUE      MARKET +
--------------------------                                   -------- --------  -------   --------  --------   ---------
California (continued)
  San Diego County Regional Transportation Commission,
   Sales Tax Rev 1991 Ser A ..........................       7.000%   04-01-06     AA-     $   90     $  102,704     6.13%
  San Diego County Water Auth,
   Wtr Rev Cert of Part Reg RITES ....................       7.342#   04-23-08     AAA      1,000      1,210,000     6.07
   Wtr Rev Cert of Part Reg RITES ....................       7.342#   04-22-09     AAA        400        483,000     6.08
  San Diego, County of,
   Cert of Part Inmate Reception Center & Cooling ....       6.750    08-01-19     AAA      3,000      3,485,790     5.81
  San Francisco Bay Area Rapid Transit District,
   Sales Tax Rev Ref** ...............................       5.000    07-01-28     AAA      3,000      2,917,620     5.14
  San Francisco State Building Auth,
   Lease Rev Ref 1993 Ser A Dept of Gen Serv .........       5.000    10-01-13     A        2,145      2,182,173     4.91
  San Francisco, City and County of,
   Resid Facil Ser A Coventry Park Proj ..............       8.500    12-01-26     BB       2,000      2,239,700     7.59
  San Joaquin Hills Transportation Corridor Agency,
   Toll Rd Rev Jr Lien Cap Apprec ....................        Zero    01-01-03     Aaa      5,000      4,084,200     4.22
   Toll Rd Rev Ref Conv Cap Apprec Ser A .............        Zero    01-15-21     BBB-     5,000      3,371,350     5.15
   Toll Rd Rev Sr Lien Cap Apprec ....................        Zero    01-01-14     Aaa      5,000      2,289,900     4.99
   Toll Rd Rev Sr Lien Cap Apprec ....................        Zero    01-01-22     Aaa      6,500      1,939,925     5.14
  San Jose Financing Auth,
   Reassessment Rev 1994 Ser C .......................       6.750    09-02-11     BBB+       795        812,482     6.60
  San Mateo County Joint Powers Financing Auth,
   Lease Rev Ref Cap Proj Prog .......................       5.000    07-01-21     AAA      1,815      1,802,513     5.03
  Santa Ana Financing Auth,
   Lease Rev Ser A Police Admin & Holding Facil ......       6.250    07-01-19     AAA      1,790      2,078,029     5.38
   Lease Rev Ser A Police Admin & Holding Facil ......       6.250    07-01-24     AAA     10,000     11,764,500     5.31
  Santa Barbara, County of,
   1990 Cert of Part .................................       7.500    02-01-11     AAA        250        269,548     6.96
   1991 Cert of Part .................................       6.400    02-01-11     A+         250        271,178     5.90
  Santa Clarita Community Facilities,
   Spec Tax of Community Facil Dist 92-1 Ser A .......       7.450    11-15-10     BBB      3,600      3,924,648     6.83
  Santa Rosa, City of,
   Wastewater Rev 1992 Ser A Subregional Wastewater
    Proj .............................................       6.500    09-01-22     AAA        500        557,840     5.83
  Saugus Unified School District,
   Cert of Part ......................................       7.500    08-01-09     BBB+       700        749,154     7.01
  Southern California Home Financing Auth,
   Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser A        6.750    09-01-22     AAA        805        848,341     6.41
   Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser B        7.750    03-01-24     AAA         45         47,511     7.34
  Southern California Public Power Auth,
   Rev Ref Southern Transmission Proj ................        Zero    07-01-13     AAA      4,400      2,065,360     4.99
  Stanislaus Waste to Energy Financing Agency,
   Solid Waste Rev Ref Ogden Martin Sys Inc Proj .....       7.625    01-01-10     BBB+       895        959,225     7.11
  Suisun Redevelopment Agency,
   Tax Alloc Suisun City Redevel Agency ..............       7.250    10-01-20     AAA        410        442,263     6.72
  Torrance Redevelopment Agency,
   Tax Alloc Ref Ser 1992 Downtown Redevel Proj ......       7.125    09-01-21     BBB        500        543,750     6.55

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                            PAR VALUE               YIELD
                                                               INTEREST  MATURITY  CREDIT     (000s     MARKET       AT
STATE, ISSUER, DESCRIPTION                                      RATE      DATE     RATING*   OMITTED)   VALUE      MARKET +
--------------------------                                     --------  --------  -------   --------  --------   ---------
California (continued)
  University of California, The Regents of,
   1993 Ref Cert of Part UCLA Central Chiller/
   Cogeneration Facil ..........................                 5.400%  11-01-11     Aa3    %1,000     $1,021,970    5.28%
  Upland Housing Auth,
   Rev Iss A ...................................                 7.500   07-01-03     BBB       190        196,508    7.25
   Rev Iss A ...................................                 7.850   07-01-20     BBB     1,280      1,321,536    7.60
  Vallejo Sanitation and Flood Control District,
   Cert of Part ................................                 5.000   07-01-19     AAA     2,500      2,464,350    5.07
  Victor Valley Unified High School District,
   Cert of Part ................................                 7.875   11-01-12     AA      1,255      1,404,232    7.04
  West Covina Redevelopment Agency,
   Ref Community Facil Dist Spec Tax Fashion
   Plaza Proj ..................................                 6.000   09-01-22     A       3,000      3,312,630    5.43
                                                                                                       -----------
                                                                                                       366,782,678
                                                                                                       -----------
Puerto Rico (5.73%)
  Puerto Rico Aqueduct and Sewer Auth,
   Ref Pars & Inflos Ser 1995
     Gtd by the Commonwealth of Puerto Rico ....                 8.096#  07-01-11     AAA     7,500      9,506,250    6.39
  Puerto Rico Highway and Transportation Auth,
   Highway Rev Ref 1996 Ser Z ..................                 6.250   07-01-14     AAA     3,250      3,795,513    5.35
  Puerto Rico Ports Auth,
   Spec Facil Rev 1996 Ser A American Airlines
   Inc Proj ....................................                 6.250   06-01-26     BBB-    2,000      2,169,080    5.76
  Puerto Rico, Commonwealth of,
   GO Pub Imp Ser 1996 .........................                 6.500   07-01-15     A       6,000      7,050,540    5.53
                                                                                                       -----------
                                                                                                        22,521,383
                                                                                                       -----------
                                                       TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                  (Cost $351,275,659)        (99.12%)  389,304,061
                                                                                            --------   -----------

                                                                               NUMBER
                                                                                 OF        EXPIRATION
                                                                              CONTRACTS      DATE
                                                                            -----------    ----------
OPTIONS
U.S. Treasury Bond Option USJ8C 123..........                                   20         03-21-98          3,438
                                                                                                      ------------
                                                                     TOTAL OPTIONS
                                                                      (Cost $3,940)          (0.00%)         3,438
                                                                                         ----------   ------------
                                                                 TOTAL INVESTMENTS          (99.12%)   389,307,499
                                                                                         ----------   ------------
                                                 OTHER ASSETS AND LIABILITIES, NET           (0.88%)     3,439,356
                                                                                         ----------   ------------
                                                                  TOTAL NET ASSETS         (100.00%)  $392,746,855
                                                                                         ==========   ============


* Credit Ratings are unaudited and rated by Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

** These securities having an aggregate value of $7,932,490 or 2.02% of the Fund's net asset value, have been purchased as a forward commitment -- that is, the Fund has agreed on trade date, to take delivery of and make payment for such security on a delayed basis subsequent to this schedule. The purchase price and interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, a market value of $5,164,061 of Foothill-Eastern Transportation Corridor Agency, 6.00%, 01-01-34, plus a market value of $3,079,313 of Los Angeles Public Works Financing Auth, 6.00%, 10-01-15, have been segregated to cover the forward commitment.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

#  Represents the rate in effect on February 28, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================= FINANCIAL STATEMENTS =============================

              John Hancock Funds - California Tax-Free Income Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The California Tax-Free Income Fund invests primarily in securities issued by the state of California and its various political subdivisions. The performance of the Fund is closely tied to economic conditions within California and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at February 28, 1998 assigned to the various sector categories.

                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                  OF THE FUND'S
SECTOR DISTRIBUTION                                                NET ASSETS
-------------------                                             ---------------
General Obligations........................................          1.79%
Revenue Bonds - Correctional Facility......................          5.37
Revenue Bonds - Education..................................         11.93
Revenue Bonds - Electric Power.............................          4.98
Revenue Bonds - Facility...................................          2.35
Revenue Bonds - Health.....................................         20.20
Revenue Bonds - Housing....................................          5.59
Revenue Bonds - Industrial Development.....................          0.69
Revenue Bonds - Lease......................................          1.52
Revenue Bonds - Other......................................         20.78
Revenue Bonds - Pollution Control Facilities...............          1.62
Revenue Bonds - Transportation.............................         11.13
Revenue Bonds - Various Purpose............................          0.33
Revenue Bonds - Water & Sewer..............................         10.84
                                                                    -----
                            TOTAL TAX-EXEMPT LONG-TERM BONDS        99.12%
                                                                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

======================= NOTES TO FINANCIAL STATEMENTS ==========================

              John Hancock Funds - California Tax-Free Income Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and California personal income taxes as is consistent with preservation of capital.

    The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan, have exclusive voting rights to that distribution plan.

    Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,852,454 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows:
August 31, 2001 -- $26,933, August 31, 2002 -- $277,226, August 31, 2003 --
$5,169,717 and August 31, 2004 -- $2,378,578. Effective August 31, 1996, the tax
year changed from December 31 to August 31. Additionally, net capital losses of $2,809,532 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

    The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or

======================= NOTES TO FINANCIAL STATEMENTS ==========================

              John Hancock Funds - California Tax-Free Income Fund

the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended February 28, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

    When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

    For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

    At February 28, 1998, open positions in financial futures contracts were as follows:

                                                 UNREALIZED
EXPIRATION  OPEN CONTRACTS             POSITION  DEPRECIATION
----------  --------------             --------  ------------
JUN 98      60 U.S. TREASURY BONDS     LONG        ($69,375)
                                                 ==========

    At February 28, 1998, the Fund has deposited $500,000 par value of City of Davis Redevelopment Agency, 7.00%, 09-01-24, in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

======================= NOTES TO FINANCIAL STATEMENTS ==========================

              John Hancock Funds - California Tax-Free Income Fund

    The Fund may use option contracts to manage its exposure to changing security prices. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

    The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

    Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Funds are unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all its counterparties.

    At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

    There were no written options transactions for the period ended February 28, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent to an annual rate of 0.55% of the Fund's average daily net asset value.

   The Adviser has voluntarily agreed to limit the Fund's operating expenses to 0.75% and 1.50% of the average net assets attributable to Class A and Class B, respectively. Accordingly, the reduction in the Adviser's fee amounted to $117,017 for the period ended February 28, 1998. This limitation may be discontinued at any time.

   The Fund has an agreement with its custodian bank under which $31,629 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

    The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1998, net sales charges received with regard to sales of Class A shares amounted to $284,853. Out of this amount, $35,448 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $229,090 was paid as sales commissions to unrelated broker-dealers and $20,315 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

    Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1998, contingent deferred sales charges paid to JH Funds amounted to $88,529.

    In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has temporarily agreed to limit the distribution and service fees pursuant to the Class A and Class B plans to 0.15% and 0.90% of the average daily

======================= NOTES TO FINANCIAL STATEMENTS ==========================

              John Hancock Funds - California Tax-Free Income Fund

net assets, respectively. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

    The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

    The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

    Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1998 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $3,578.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 28, 1998, aggregated $20,885,727 and $18,549,028, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 28, 1998.

    The cost of investments owned at February 28, 1998 (including the joint repurchase agreement) for federal income tax purposes was $351,279,599. Gross unrealized appreciation and depreciation of investments aggregated $38,033,807 and $5,907 respectively, resulting in net unrealized appreciation of $38,027,900.

                                                                  --------------
[Logo] John Hancock Funds                                            Bulk Rate
       A Global Investment Management Firm                         U.S. Postage
                                                                       PAID
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                       Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                               Permit No. 75
INTERNET: www.jhancock.com/funds                                   -------------

--------------------------------------------------------------------------------

    This report is for the information of shareholders of the John Hancock California Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[Recycle Logo] Printed on Recycled Paper                              530SA 2/98
                                                                            4/98